ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Trade and other current receivables
		December 31,
	2017	2016
Trade accounts	2,247	1,980
Allowance for doubtful accounts	(78)	(76)
Rebates	163	250
Other non-trade accounts	49	36
Derivative financial instruments	9	2
Other taxes	16	16
	2,406	2,208

Trade accounts receivable - aging
Trade accounts receivable – aging	December 31,
	2017		2016
		Allowance for		Allowance for
		doubtful		doubtful
	Gross	accounts	Gross	accounts
Not past due	1,762	(4)	1,597	(10)
30 days or less	210	-	152	(3)
31–60 days	78	-	43	(2)
61–90 days	32	(1)	21	(2)
Greater than 90 days	165	(73)	167	(59)
	2,247	(78)	1,980	(76)